Expense Example - REYNOLDS BLUE CHIP GROWTH FUND - REYNOLDS BLUE CHIP GROWTH FUND Class	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 204
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	$ 2,338